Contract Liabilities and Advances from Customers - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Contract liabilities [abstract]
Contract liabilities	€ 16,545	€ 22,306
Invoices issued to customers as advances	246,440	187,853
Engineering System, In-vitro Diagnostic and DDS Businesses
Contract liabilities [abstract]
Contract liabilities gross	68,560	76,853
Invoices issued to customers as advances	€ 85,105	€ 99,159